Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Expenses
Share-based payments	$ 3,617	$ 301	$ 6,357	$ 1,092
Demonstration plant operations (Note 7)	1,819	3,099	5,202	5,975
Office and administration	1,073	700	2,158	1,639
Consulting fees	762	1,068	1,913	1,569
Management fees (Note 9)	733	510	1,326	1,024
Salaries and benefits	666		1,154
Professional fees	599	146	1,079	1,386
Travel	293	113	417	160
Amortisation of property, plant and equipment (Note 4)	235	4	434	206
Patent	221	224	425	468
Amortisation of office leases	134	46	268	92
Filing and transfer agent	107	50	248	198
Advertising and investor relations	98	86	172	154
Project investigation	68	193	143	1,138
Foreign exchange (gain)/loss	45	1,266	(560)	(5,229)
Amortisation of intangible assets (Note 5)	21	21	43	69
Loss from operations	(10,491)	(7,827)	(20,779)	(9,941)
Interest and other income	315	953	893	1,512
Interest and accretion expense	(21)	(6)	(45)	(10)
Net loss for the period	(10,197)	(6,880)	(19,931)	(8,439)
Other comprehensive income (loss)
Currency translation differences of foreign operations	(3,644)	(1,150)	(828)	2,467
Total comprehensive income (loss)	$ (13,841)	$ (8,030)	$ (20,759)	$ (5,972)
Weighted average number of common shares outstanding - basic	173,110,082	166,552,197	171,821,533	166,457,676
Weighted average number of common shares outstanding - diluted	173,110,082	166,552,197	171,821,533	166,457,676
Basic loss per share (in CAD per share)	$ (0.06)	$ (0.04)	$ (0.12)	$ (0.05)
Diluted loss per share (in CAD per share)	$ (0.06)	$ (0.04)	$ (0.12)	$ (0.05)